REVENUE AND ACCOUNTS RECEIVABLE (Details - Contract Assets and Liabilities) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract Liability	$ (8,737)	$ (25,905)